Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 3,828	$ 2,454	$ 2,632
Severance (included in salaries)	0	60	183
Share-based expense expense	386	928	986
Director compensation (included in salaries)	275	343	335
Related party transaction, due from (to) related party	$ 4,489	$ 3,785	$ 4,136